Submission	Sep. 15, 2026
Submission [Line Items]
Central Index Key	0000886043
Registrant Name	WESTERN ASSET MANAGED MUNICIPALS FUND INC.
Registration File Number	333-297963
Form Type	N-14
Submission Type	N-14 8C/A
Fee Exhibit Type	EX-FILING FEES